Share-based Compensation - Additional Information (Detail) - Share-based Payment Arrangement, Option [Member] - Global Share Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted	5,260,568	144,204,800
Weighted average fair value of the options	$ 0.0257	$ 0.0143